UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH S&P 500 INDEX FUND

FORM N-Q

DECEMBER 31, 2015

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.4%
BorgWarner Inc.	3,215	$138,985
Delphi Automotive PLC	3,900	334,347
Goodyear Tire & Rubber Co.	3,975	129,863
Johnson Controls Inc.	8,868	350,197

Total Auto Components		953,392

Automobiles - 0.6%
Ford Motor Co.	52,535	740,218
General Motors Co.	19,799	673,364
Harley-Davidson Inc.	2,705	122,780

Total Automobiles		1,536,362

Distributors - 0.1%
Genuine Parts Co.	2,169	186,295

Diversified Consumer Services - 0.0%
H&R Block Inc.	2,388	79,544

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	6,183	336,850
Chipotle Mexican Grill Inc.	438	210,174	*
Darden Restaurants Inc.	1,851	117,798
Marriott International Inc., Class A Shares	2,207	147,957
McDonald’s Corp.	12,752	1,506,521
Royal Caribbean Cruises Ltd.	2,300	232,783
Starbucks Corp.	19,726	1,184,152
Starwood Hotels & Resorts Worldwide Inc.	1,907	132,117
Wyndham Worldwide Corp.	1,807	131,279
Wynn Resorts Ltd.	1,143	79,084
Yum! Brands Inc.	5,848	427,196

Total Hotels, Restaurants & Leisure		4,505,911

Household Durables - 0.4%
D.R. Horton Inc.	4,017	128,665
Garmin Ltd.	1,734	64,453
Harman International Industries Inc.	957	90,159
Leggett & Platt Inc.	1,959	82,317
Lennar Corp., Class A Shares	2,480	121,297
Mohawk Industries Inc.	862	163,254	*
Newell Rubbermaid Inc.	2,840	125,187
PulteGroup Inc.	4,842	86,284
Whirlpool Corp.	1,093	160,529

Total Household Durables		1,022,145

Internet & Catalog Retail - 2.2%
Amazon.com Inc.	5,120	3,460,557	*
Expedia Inc.	1,443	179,365
Netflix Inc.	5,908	675,757	*
Priceline Group Inc.	680	866,966	*
TripAdvisor Inc.	1,646	140,321	*

Total Internet & Catalog Retail		5,322,966

Leisure Products - 0.1%
Hasbro Inc.	1,644	110,740
Mattel Inc.	4,801	130,443

Total Leisure Products		241,183

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Media - 3.0%
Cablevision Systems Corp., New York Group, Class A Shares	3,020	$96,338
CBS Corp., Class B Shares	5,985	282,073
Comcast Corp., Class A Shares	33,230	1,875,169
Discovery Communications Inc., Class A Shares	1,990	53,093	*
Discovery Communications Inc., Class C Shares	3,790	95,584	*
Interpublic Group of Cos. Inc.	5,982	139,261
News Corp., Class A Shares	2,730	36,473
Omnicom Group Inc.	2,942	222,592
Scripps Networks Interactive Inc., Class A Shares	1,253	69,178
TEGNA Inc.	3,207	81,843
Time Warner Cable Inc.	3,734	692,993
Time Warner Inc.	10,893	704,450
Twenty-First Century Fox Inc., Class A Shares	16,840	457,374
Twenty-First Century Fox Inc., Class B Shares	5,274	143,611
Viacom Inc., Class B Shares	4,857	199,914
Walt Disney Co.	20,855	2,191,444

Total Media		7,341,390

Multiline Retail - 0.7%
Dollar General Corp.	4,156	298,692
Dollar Tree Inc.	3,269	252,432	*
Kohl’s Corp.	2,839	135,222
Macy’s Inc.	4,198	146,846
Nordstrom Inc.	2,019	100,566
Target Corp.	8,616	625,608

Total Multiline Retail		1,559,366

Specialty Retail - 2.7%
Advance Auto Parts Inc.	1,000	150,510
AutoNation Inc.	890	53,097	*
AutoZone Inc.	439	325,698	*
Bed Bath & Beyond Inc.	2,604	125,643	*
Best Buy Co. Inc.	3,856	117,415
CarMax Inc.	2,749	148,364	*
GameStop Corp., Class A Shares	1,634	45,817
Gap Inc.	3,737	92,304
Home Depot Inc.	17,274	2,284,486
L Brands Inc.	3,440	329,621
Lowe’s Cos. Inc.	12,171	925,483
O’Reilly Automotive Inc.	1,394	353,267	*
Ross Stores Inc.	5,064	272,494
Signet Jewelers Ltd.	1,100	136,059
Staples Inc.	9,180	86,935
Tiffany & Co.	1,554	118,555
TJX Cos. Inc.	8,933	633,439
Tractor Supply Co.	1,969	168,350
Urban Outfitters Inc.	1,538	34,990	*

Total Specialty Retail		6,402,527

Textiles, Apparel & Luxury Goods - 0.9%
Coach Inc.	3,915	128,138
Fossil Group Inc.	679	24,824	*
Hanesbrands Inc.	4,800	141,264
Michael Kors Holdings Ltd.	2,800	112,168	*
NIKE Inc., Class B Shares	18,030	1,126,875
PVH Corp.	1,151	84,771
Ralph Lauren Corp.	834	92,974
Under Armour Inc., Class A Shares	2,300	185,403	*
V.F. Corp.	4,670	290,708

Total Textiles, Apparel & Luxury Goods		2,187,125

TOTAL CONSUMER DISCRETIONARY		31,338,206

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 10.0%
Beverages - 2.3%
Brown-Forman Corp., Class B Shares	1,203	$119,434
Coca-Cola Co.	52,330	2,248,097
Coca-Cola Enterprises Inc.	2,752	135,509
Constellation Brands Inc., Class A Shares	2,360	336,158
Dr. Pepper Snapple Group Inc.	2,747	256,020
Molson Coors Brewing Co., Class B Shares	2,234	209,817
Monster Beverage Corp.	1,900	283,024	*
PepsiCo Inc.	19,877	1,986,110

Total Beverages		5,574,169

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	5,803	937,185
CVS Health Corp.	15,181	1,484,246
Kroger Co.	12,430	519,947
Sysco Corp.	6,478	265,598
Wal-Mart Stores Inc.	21,523	1,319,360
Walgreens Boots Alliance Inc.	11,632	990,523
Whole Foods Market Inc.	4,776	159,996

Total Food & Staples Retailing		5,676,855

Food Products - 1.7%
Archer-Daniels-Midland Co.	7,402	271,505
Campbell Soup Co.	2,523	132,584
ConAgra Foods Inc.	5,930	250,009
General Mills Inc.	7,911	456,148
Hershey Co.	2,116	188,895
Hormel Foods Corp.	1,899	150,173
J.M. Smucker Co.	1,463	180,447
Kellogg Co.	3,223	232,926
Keurig Green Mountain Inc.	1,622	145,948
Kraft Heinz Co.	7,951	578,515
McCormick & Co. Inc., Non Voting Shares	1,280	109,517
Mead Johnson Nutrition Co.	2,761	217,981
Mondelez International Inc., Class A Shares	21,755	975,494
Tyson Foods Inc., Class A Shares	3,792	202,227

Total Food Products		4,092,369

Household Products - 1.9%
Clorox Co.	1,833	232,479
Colgate-Palmolive Co.	12,715	847,073
Kimberly-Clark Corp.	4,853	617,787
Procter & Gamble Co.	36,450	2,894,495

Total Household Products		4,591,834

Personal Products - 0.1%
Estee Lauder Cos. Inc., Class A Shares	3,106	273,514

Tobacco - 1.6%
Altria Group Inc.	26,213	1,525,859
Philip Morris International Inc.	21,041	1,849,714
Reynolds American Inc.	10,720	494,728

Total Tobacco		3,870,301

TOTAL CONSUMER STAPLES		24,079,042

ENERGY - 6.5%
Energy Equipment & Services - 1.0%
Baker Hughes Inc.	5,667	261,532
Cameron International Corp.	2,658	167,986	*
Diamond Offshore Drilling Inc.	981	20,699
Ensco PLC, Class A Shares	3,300	50,787
FMC Technologies Inc.	3,330	96,603	*
Halliburton Co.	11,204	381,384
Helmerich & Payne Inc.	1,517	81,235
National-Oilwell Varco Inc.	5,645	189,051
Schlumberger Ltd.	16,622	1,159,385
Transocean Ltd.	4,788	59,275

Total Energy Equipment & Services		2,467,937

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	6,806	$330,635
Apache Corp.	5,268	234,268
Cabot Oil & Gas Corp.	5,957	105,379
Chesapeake Energy Corp.	7,142	32,139
Chevron Corp.	24,946	2,244,142
Cimarex Energy Co.	1,200	107,256
Columbia Pipeline Group Inc.	4,429	88,580
ConocoPhillips	16,396	765,529
CONSOL Energy Inc.	3,233	25,541
Devon Energy Corp.	5,403	172,896
EOG Resources Inc.	7,406	524,271
EQT Corp.	2,129	110,985
Exxon Mobil Corp.	55,857	4,354,053
Hess Corp.	3,191	154,700
Kinder Morgan Inc.	23,830	355,544
Marathon Oil Corp.	9,432	118,749
Marathon Petroleum Corp.	7,260	376,358
Murphy Oil Corp.	2,429	54,531
Newfield Exploration Co.	1,923	62,613	*
Noble Energy Inc.	5,078	167,219
Occidental Petroleum Corp.	10,111	683,605
ONEOK Inc.	2,931	72,278
Phillips 66	6,649	543,888
Pioneer Natural Resources Co.	2,016	252,766
Range Resources Corp.	2,309	56,824
Southwestern Energy Co.	4,979	35,401	*
Spectra Energy Corp.	9,454	226,329
Tesoro Corp.	1,859	195,883
Valero Energy Corp.	6,912	488,748
Williams Cos. Inc.	9,255	237,853

Total Oil, Gas & Consumable Fuels		13,178,963

TOTAL ENERGY		15,646,900

FINANCIALS - 16.5%
Banks - 6.0%
Bank of America Corp.	140,085	2,357,631
BB&T Corp.	10,213	386,154
Citigroup Inc.	39,365	2,037,139
Comerica Inc.	2,568	107,419
Fifth Third Bancorp	11,165	224,416
Huntington Bancshares Inc.	11,725	129,678
JPMorgan Chase & Co.	49,290	3,254,619
KeyCorp	12,547	165,495
M&T Bank Corp.	2,238	271,201
People’s United Financial Inc.	4,395	70,979
PNC Financial Services Group Inc.	7,034	670,411
Regions Financial Corp.	17,325	166,320
SunTrust Banks Inc.	6,843	293,154
U.S. Bancorp	22,737	970,188
Wells Fargo & Co.	62,468	3,395,760
Zions Bancorporation	2,608	71,198

Total Banks		14,571,762

Capital Markets - 2.1%
Affiliated Managers Group Inc.	800	127,808	*
Ameriprise Financial Inc.	2,492	265,199
Bank of New York Mellon Corp.	14,812	610,551
BlackRock Inc.	1,672	569,349
Charles Schwab Corp.	15,687	516,573
E*TRADE Financial Corp.	4,052	120,101	*
Franklin Resources Inc.	5,295	194,962
Goldman Sachs Group Inc.	5,440	980,451
Invesco Ltd.	6,174	206,706
Legg Mason Inc.	1,320	51,784	(a)
Morgan Stanley	20,688	658,085

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Northern Trust Corp.	3,112	$224,344
State Street Corp.	5,037	334,255
T. Rowe Price Group Inc.	3,020	215,900

Total Capital Markets		5,076,068

Consumer Finance - 0.8%
American Express Co.	11,592	806,224
Capital One Financial Corp.	7,480	539,906
Discover Financial Services	5,369	287,886
Navient Corp.	6,048	69,250
Synchrony Financial	11,410	346,978	*

Total Consumer Finance		2,050,244

Diversified Financial Services - 2.1%
Berkshire Hathaway Inc., Class B Shares	25,128	3,317,901	*
CME Group Inc.	4,452	403,351
Intercontinental Exchange Inc.	1,521	389,772
Leucadia National Corp.	4,418	76,829
McGraw Hill Financial Inc.	3,779	372,534
Moody’s Corp.	2,253	226,066
Nasdaq Inc.	1,649	95,922
Principal Financial Group Inc.	3,877	174,387

Total Diversified Financial Services		5,056,762

Insurance - 2.7%
ACE Ltd.	4,350	508,297
AFLAC Inc.	5,431	325,317
Allstate Corp.	5,137	318,956
American International Group Inc.	17,448	1,081,253
Aon PLC	3,928	362,201
Assurant Inc.	1,010	81,345
Chubb Corp.	2,965	393,278
Cincinnati Financial Corp.	2,076	122,837
Hartford Financial Services Group Inc.	5,696	247,548
Lincoln National Corp.	2,778	139,622
Loews Corp.	3,018	115,891
Marsh & McLennan Cos. Inc.	7,336	406,781
MetLife Inc.	14,549	701,407
Progressive Corp.	7,726	245,687
Prudential Financial Inc.	6,231	507,266
Torchmark Corp.	1,873	107,061
Travelers Cos. Inc.	3,922	442,637
Unum Group	3,660	121,841
XL Group PLC	4,843	189,749

Total Insurance		6,418,974

Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	5,690	551,645
Apartment Investment and Management Co., Class A Shares	2,061	82,502
AvalonBay Communities Inc.	1,716	315,967
Boston Properties Inc.	2,159	275,359
Crown Castle International Corp.	4,712	407,352
Equinix Inc.	718	217,123
Equity Residential	4,737	386,492
Essex Property Trust Inc.	892	213,554
General Growth Properties Inc.	8,600	234,006
HCP Inc.	6,449	246,610
Host Hotels & Resorts Inc.	10,675	163,754
Iron Mountain Inc.	2,578	69,632
Kimco Realty Corp.	5,780	152,939
Macerich Co.	1,983	160,008
Plum Creek Timber Co. Inc.	2,499	119,252
Prologis Inc.	7,873	337,909
Public Storage Inc.	1,939	480,290
Realty Income Corp.	3,100	160,053

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
Simon Property Group Inc.	4,133	$803,621
SL Green Realty Corp.	1,171	132,300
Ventas Inc.	4,151	234,241
Vornado Realty Trust	2,157	215,614
Welltower Inc.	4,491	305,523
Weyerhaeuser Co.	7,347	220,263

Total Real Estate Investment Trusts (REITs)		6,486,009

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,934	136,038	*

TOTAL FINANCIALS		39,795,857

HEALTH CARE - 15.1%
Biotechnology - 3.7%
AbbVie Inc.	21,869	1,295,519
Alexion Pharmaceuticals Inc.	3,032	578,354	*
Amgen Inc.	10,053	1,631,903
Baxalta Inc.	7,362	287,339
Biogen Inc.	3,011	922,420	*
Celgene Corp.	10,756	1,288,139	*
Gilead Sciences Inc.	19,526	1,975,836
Regeneron Pharmaceuticals Inc.	1,011	548,842	*
Vertex Pharmaceuticals Inc.	3,326	418,511	*

Total Biotechnology		8,946,863

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	20,268	910,236
Baxter International Inc.	7,362	280,860
Becton, Dickinson & Co.	2,745	422,977
Boston Scientific Corp.	18,681	344,478	*
C.R. Bard Inc.	995	188,493
DENTSPLY International Inc.	2,000	121,700
Edwards Lifesciences Corp.	3,026	238,993	*
Intuitive Surgical Inc.	438	239,218	*
Medtronic PLC	19,149	1,472,941
St. Jude Medical Inc.	4,003	247,265
Stryker Corp.	4,158	386,445
Varian Medical Systems Inc.	1,461	118,049	*
Zimmer Biomet Holdings Inc.	2,389	245,088

Total Health Care Equipment & Supplies		5,216,743

Health Care Providers & Services - 2.7%
Aetna Inc.	4,817	520,814
AmerisourceBergen Corp.	2,833	293,811
Anthem Inc.	3,585	499,892
Cardinal Health Inc.	4,237	378,237
CIGNA Corp.	3,560	520,935
DaVita HealthCare Partners Inc.	2,497	174,066	*
Express Scripts Holding Co.	8,749	764,750	*
HCA Holdings Inc.	4,200	284,046	*
Henry Schein, Inc.	1,200	189,828	*
Humana Inc.	1,973	352,200
Laboratory Corporation of America Holdings	1,203	148,739	*
McKesson Corp.	3,147	620,683
Patterson Cos. Inc.	1,158	52,353
Quest Diagnostics Inc.	2,036	144,841
Tenet Healthcare Corp.	1,368	41,450	*
UnitedHealth Group Inc.	12,644	1,487,440
Universal Health Services Inc., Class B Shares	1,200	143,388

Total Health Care Providers & Services		6,617,473

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Health Care Technology - 0.1%
Cerner Corp.	4,173	$251,089	*

Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc.	4,704	196,674
Illumina Inc.	1,980	380,051	*
PerkinElmer Inc.	1,592	85,283
Thermo Fisher Scientific Inc.	5,227	741,450
Waters Corp.	1,201	161,631	*

Total Life Sciences Tools & Services		1,565,089

Pharmaceuticals - 5.8%
Allergan PLC	5,284	1,651,250	*
Bristol-Myers Squibb Co.	22,592	1,554,104
Eli Lilly & Co.	13,200	1,112,232
Endo International PLC	2,600	159,172	*
Johnson & Johnson	37,243	3,825,601
Mallinckrodt PLC	1,600	119,408	*
Merck & Co. Inc.	37,871	2,000,346
Mylan NV	5,247	283,705	*
Perrigo Co. PLC	1,887	273,049
Pfizer Inc.	82,047	2,648,477
Zoetis Inc.	6,483	310,666

Total Pharmaceuticals		13,938,010

TOTAL HEALTH CARE		36,535,267

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.6%
Boeing Co.	8,421	1,217,592
General Dynamics Corp.	3,869	531,446
Honeywell International Inc.	10,562	1,093,906
L-3 Communications Holdings Inc.	1,211	144,727
Lockheed Martin Corp.	3,484	756,551
Northrop Grumman Corp.	2,362	445,969
Precision Castparts Corp.	1,741	403,929
Raytheon Co.	3,937	490,275
Rockwell Collins Inc.	1,907	176,016
United Technologies Corp.	10,878	1,045,049

Total Aerospace & Defense		6,305,460

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide Inc.	2,094	129,870
Expeditors International of Washington Inc.	1,822	82,172
FedEx Corp.	3,441	512,674
Ryder System Inc.	753	42,793
United Parcel Service Inc., Class B Shares	9,525	916,591

Total Air Freight & Logistics		1,684,100

Airlines - 0.6%
American Airlines Group Inc.	7,969	337,487
Delta Air Lines Inc.	10,800	547,452
Southwest Airlines Co.	8,703	374,751
United Continental Holdings Inc.	5,215	298,820	*

Total Airlines		1,558,510

Building Products - 0.1%
Allegion PLC	1,271	83,784
Masco Corp.	5,028	142,293

Total Building Products		226,077

Commercial Services & Supplies - 0.4%
ADT Corp.	2,547	84,000
Cintas Corp.	886	80,670
Pitney Bowes Inc.	2,857	58,997
Republic Services Inc.	3,215	141,428
Stericycle Inc.	1,201	144,841	*
Tyco International PLC	5,893	187,928
Waste Management Inc.	5,155	275,122

Total Commercial Services & Supplies		972,986

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Construction & Engineering - 0.1%
Fluor Corp.	1,762	$83,202
Jacobs Engineering Group Inc.	1,861	78,069	*
Quanta Services Inc.	493	9,983	*

Total Construction & Engineering		171,254

Electrical Equipment - 0.6%
AMETEK Inc.	3,457	185,261
Eaton Corp. PLC	6,305	328,112
Emerson Electric Co.	8,014	383,310
Rockwell Automation Inc.	1,758	180,388
Roper Technologies Inc.	1,404	266,465

Total Electrical Equipment		1,343,536

Industrial Conglomerates - 2.2%
3M Co.	8,255	1,243,533
General Electric Co.	126,537	3,941,628
Textron Inc.	3,985	167,410

Total Industrial Conglomerates		5,352,571

Machinery - 1.5%
Caterpillar Inc.	7,998	543,544
Cummins Inc.	2,050	180,421
Danaher Corp.	7,952	738,582
Deere & Co.	4,216	321,554
Dover Corp.	1,999	122,559
Flowserve Corp.	1,941	81,677
Illinois Tool Works Inc.	4,414	409,090
Ingersoll-Rand PLC	3,648	201,698
PACCAR Inc.	4,998	236,905
Parker Hannifin Corp.	2,009	194,833
Pentair PLC	2,385	118,129
Snap-on Inc.	819	140,401
Stanley Black & Decker Inc.	2,195	234,272
Xylem Inc.	2,564	93,586

Total Machinery		3,617,251

Professional Services - 0.3%
Dun & Bradstreet Corp.	531	55,187
Equifax Inc.	1,721	191,668
Nielsen Holdings PLC	4,504	209,886
Robert Half International Inc.	1,940	91,452
Verisk Analytics Inc.	2,120	162,985	*

Total Professional Services		711,178

Road & Rail - 0.7%
CSX Corp.	13,514	350,688
J.B. Hunt Transport Services Inc.	1,300	95,368
Kansas City Southern	1,555	116,112
Norfolk Southern Corp.	4,169	352,656
Union Pacific Corp.	11,282	882,252

Total Road & Rail		1,797,076

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,852	157,238
United Rentals Inc.	1,300	94,302	*
W. W. Grainger Inc.	864	175,038

Total Trading Companies & Distributors		426,578

TOTAL INDUSTRIALS		24,166,577

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 1.4%
Cisco Systems Inc.	67,770	$1,840,294
F5 Networks Inc.	1,064	103,166	*
Harris Corp.	1,507	130,958
Juniper Networks Inc.	4,447	122,737
Motorola Solutions Inc.	2,332	159,626
QUALCOMM Inc.	21,466	1,072,978

Total Communications Equipment		3,429,759

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A Shares	3,962	206,935
Corning Inc.	17,238	315,111
FLIR Systems Inc.	1,988	55,803
TE Connectivity Ltd.	5,400	348,894

Total Electronic Equipment, Instruments & Components		926,743

Internet Software & Services - 4.3%
Akamai Technologies Inc.	2,518	132,523	*
Alphabet Inc., Class A Shares	3,917	3,047,465	*
Alphabet Inc., Class C Shares	3,994	3,030,967	*
eBay Inc.	15,238	418,740	*
Facebook Inc., Class A Shares	30,155	3,156,022	*
VeriSign Inc.	1,372	119,858	*
Yahoo! Inc.	11,643	387,246	*

Total Internet Software & Services		10,292,821

IT Services - 3.0%
Accenture PLC, Class A Shares	8,233	860,348
Alliance Data Systems Corp.	750	207,428	*
Automatic Data Processing Inc.	6,497	550,426
Cognizant Technology Solutions Corp., Class A Shares	8,069	484,301	*
CSRA Inc.	2,055	61,650
Fidelity National Information Services Inc.	3,316	200,950
Fiserv Inc.	2,890	264,319	*
MasterCard Inc., Class A Shares	13,195	1,284,665
Paychex Inc.	4,572	241,813
PayPal Holdings Inc.	15,238	551,616	*
Teradata Corp.	2,328	61,506	*
Total System Services Inc.	2,332	116,134
Visa Inc., Class A Shares	25,990	2,015,524
Western Union Co.	7,730	138,444
Xerox Corp.	13,913	147,895

Total IT Services		7,187,019

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices Inc.	4,409	243,906
Applied Materials Inc.	15,599	291,233
Avago Technologies Ltd.	3,500	508,025
Broadcom Corp., Class A Shares	7,187	415,552
First Solar Inc.	994	65,594	*
Intel Corp.	63,840	2,199,288
KLA-Tencor Corp.	2,350	162,973
Lam Research Corp.	2,290	181,872
Linear Technology Corp.	3,328	141,340
Microchip Technology Inc.	2,809	130,731
Micron Technology Inc.	14,966	211,919	*
NVIDIA Corp.	6,519	214,866
Qorvo Inc.	2,000	101,800	*
Skyworks Solutions Inc.	2,600	199,758
Texas Instruments Inc.	13,337	731,001
Xilinx Inc.	3,765	176,842

Total Semiconductors & Semiconductor Equipment		5,976,700

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Software - 4.4%
Activision Blizzard Inc.	6,800	$263,228
Adobe Systems Inc.	6,553	615,589	*
Autodesk Inc.	3,205	195,281	*
CA Inc.	4,548	129,891
Citrix Systems Inc.	2,093	158,335	*
Electronic Arts Inc.	4,338	298,107	*
Intuit Inc.	3,497	337,460
Microsoft Corp.	107,539	5,966,264
Oracle Corp.	43,300	1,581,749
Red Hat Inc.	2,674	221,434	*
Salesforce.com Inc.	8,247	646,565	*
Symantec Corp.	9,756	204,876

Total Software		10,618,779

Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc.	75,789	7,977,550
EMC Corp.	26,265	674,485
Hewlett Packard Enterprise Co.	24,135	366,852
HP Inc.	24,135	285,759
International Business Machines Corp.	11,958	1,645,660
NetApp Inc.	4,073	108,057
SanDisk Corp.	2,881	218,927
Seagate Technology PLC	4,238	155,365
Western Digital Corp.	2,967	178,168

Total Technology Hardware, Storage & Peripherals		11,610,823

TOTAL INFORMATION TECHNOLOGY		50,042,644

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals Inc.	2,586	336,464
Airgas Inc.	939	129,882
CF Industries Holdings Inc.	3,410	139,162
Dow Chemical Co.	15,052	774,877
E.I. du Pont de Nemours & Co.	12,378	824,375
Eastman Chemical Co.	2,151	145,214
Ecolab Inc.	3,398	388,663
FMC Corp.	1,875	73,369
International Flavors & Fragrances Inc.	1,147	137,227
LyondellBasell Industries NV, Class A Shares	5,105	443,624
Monsanto Co.	5,732	564,717
Mosaic Co.	4,383	120,927
PPG Industries Inc.	3,708	366,425
Praxair Inc.	3,747	383,693
Sherwin-Williams Co.	1,002	260,119

Total Chemicals		5,088,738

Construction Materials - 0.1%
Martin Marietta Materials Inc.	900	122,922
Vulcan Materials Co.	1,842	174,935

Total Construction Materials		297,857

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,354	84,842
Ball Corp.	1,983	144,224
International Paper Co.	5,690	214,513
Owens-Illinois Inc.	2,324	40,484	*
Sealed Air Corp.	2,768	123,453
WestRock Co.	3,509	160,080

Total Containers & Packaging		767,596

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Metals & Mining - 0.3%
Alcoa Inc.	16,703	$164,858
Freeport-McMoRan Inc.	13,349	90,373
Newmont Mining Corp.	7,024	126,362
Nucor Corp.	4,491	180,987

Total Metals & Mining		562,580

TOTAL MATERIALS		6,716,771

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T Inc.	82,137	2,826,334
CenturyLink Inc.	7,553	190,034
Frontier Communications Corp.	14,096	65,828
Level 3 Communications Inc.	3,900	212,004	*
Verizon Communications Inc.	54,559	2,521,717

TOTAL TELECOMMUNICATION SERVICES		5,815,917

UTILITIES - 3.0%
Electric Utilities - 1.6%
American Electric Power Co. Inc.	6,481	377,648
Duke Energy Corp.	9,366	668,639
Edison International	3,786	224,169
Entergy Corp.	2,519	172,199
Eversource Energy	4,450	227,261
Exelon Corp.	11,396	316,467
FirstEnergy Corp.	5,907	187,429
NextEra Energy Inc.	6,097	633,417
Pepco Holdings Inc.	3,534	91,919
Pinnacle West Capital Corp.	1,555	100,266
PPL Corp.	8,898	303,689
Southern Co.	12,026	562,697

Total Electric Utilities		3,865,800

Gas Utilities - 0.0%
AGL Resources Inc.	1,363	86,973

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	9,293	88,934
NRG Energy Inc.	4,588	54,001

Total Independent Power and Renewable Electricity Producers		142,935

Multi-Utilities - 1.3%
Ameren Corp.	3,423	147,976
CenterPoint Energy Inc.	6,050	111,078
CMS Energy Corp.	3,763	135,769
Consolidated Edison Inc.	4,132	265,564
Dominion Resources Inc.	7,903	534,559
DTE Energy Co.	2,499	200,395
NiSource Inc.	4,429	86,410
PG&E Corp.	6,456	343,395
Public Service Enterprise Group Inc.	7,140	276,247
SCANA Corp.	1,991	120,435
Sempra Energy	3,206	301,396
TECO Energy Inc.	2,891	77,045
WEC Energy Group Inc.	4,488	230,279
Xcel Energy Inc.	7,030	252,447

Total Multi-Utilities		3,082,995

TOTAL UTILITIES		7,178,703

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $131,401,639)		241,315,884

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $756,688)	0.225%	756,688	$756,688

TOTAL INVESTMENTS - 100.4% (Cost - $132,158,327#)			242,072,572
Other Assets in Excess of Liabilities - (0.4)%			(1,008,337)

TOTAL NET ASSETS - 100.0%			$241,064,235

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$241,315,884	—	—	$241,315,884

Short-term investments†	756,688	—	—	756,688

Total investments	$242,072,572	—	—	$242,072,572

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures Contracts	$8,359	—	—	$8,359

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$118,098,477
Gross unrealized depreciation	(8,184,232)

Net unrealized appreciation	$109,914,245

At December 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	11	3/16	$1,127,829	$1,119,470	$(8,359)

Notes to Schedule of Investments (unaudited) (continued)

3. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason Inc. for the period ended December 31, 2015:

	Affiliate Value at 9/30/15	Purchased		Sold		Dividend Income	Affiliate Value at 12/31/15	Realized Gain (Loss)
Company		Cost	Shares/Par	Cost	Shares/Par
Legg Mason Inc.	$54,925	—	—	—	—	$528	$51,784	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016